Warrants Liabilities - Schedule of Fair Value Using the Black-Scholes Option Pricing Model (Details)	Mar. 31, 2026	Mar. 31, 2025
Stock price [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	2.1	3.3
Stock price [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	2.1	3.3
Exercise price [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	48	48
Exercise price [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	2.7	2.7
Expected term (years) [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	0.79	1.79
Expected term (years) [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	3.33	4.33
Risk-free interest rate [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	0.0368	0.0459
Risk-free interest rate [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	0.0381	0.0421
Expected volatility [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	0.4786	0.5184
Expected volatility [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants liability assumptions	0.5263	0.5148